UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   | | is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     King Street Capital Management, L.L.C.

Address:  909 Third Avenue
          30th Floor
          New York, New York 10022

13F File Number: 28-10356

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
Title:  Managing Member
Phone:  (212) 350-4434


Signature, Place and Date of Signing:

  /s/ Brian J. Higgins          New York, New York           February 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        3

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total:   $368,823
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.               Form 13F File Number          Name

1                 28-10358                      KING STREET CAPITAL, LTD.

2                 28-10355                      BRIAN J. HIGGINS

3                 28-10357                      O. FRANCIS BIONDI, JR.


                                                    FORM 13F INFORMATION TABLE

                                              King Street Capital Management, L.L.C.
                                                        December 31, 2002


COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------     --------------   -----------   ---------     -------------------  ----------- --------- --------------------
                                                     VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
---------------     --------------   -----------   ---------     -------------------  ----------- --------- --------------------
Consolidated        Common           209115 10 4     6,179               144,300 PUT      DEFINED    1, 2, 3          X
  Edison, Inc.
Duke Energy Corp.   Common           264399 10 6     3,908               200,000 PUT      DEFINED    1, 2, 3          X
Duke Energy Corp.   Common           264399 10 6     2,540               130,000 PUT      DEFINED    1                X
Hilton Hotels Corp. Common           432848 10 9     2,477               194,900 PUT      DEFINED    1, 2, 3          X
Host Marriot        Common           44107P 10 4     3,540               400,000 PUT      DEFINED    1, 2, 3          X
Corp. New
Host Marriot        Common           44107P 10 4     2,301               260,000 PUT      DEFINED    1                X
Corp. New
Marriot             Common           571903 20 2     4,273               130,000 PUT      DEFINED    1, 2, 3          X
International
Inc. New
PG&E Corp.          Common           693310 10 8   171,936    12,369,500 SH              DEFINED    1, 2, 3          X
PG&E Corp.          Common           693310 10 8   111,758     8,040,175 SH              DEFINED    1                X
Teco Energy, Inc.   Common           872375 10 0     2,321               150,000 PUT     DEFINED    1, 2, 3          X
Teco Energy, Inc.   Common           872375 10 0     1,508                97,500 PUT     DEFINED    1                X
Xcel Energy, Inc.   Common           98389B 10 0    33,989     3,089,900 SH              DEFINED    1, 2, 3          X
Xcel Energy, Inc.   Common           98389B 10 0    22,093     2,008,435 SH              DEFINED    1                X
                                         368,823
                                        (thousands)




03853.0002 #384699